Trade and Accounts Payable (Details) - Schedule of trade and accounts payable - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Trade and Accounts Payable [Abstract]
Trade accounts payable	$ 9,853,157	$ 17,627,226	$ 9,113,183	$ 5,216,243	$ 25,989,965	$ 1,566,717	$ 1,750,774
Accrued interest on borrowings			4,101,250	4,250,000
Advances from customer	6,222,055		2,417,956	1,340,252			166,022
Due to a related party			2,041,927	2,041,927	22,360
Accrued expenses	3,076,957	$ 9,054,622	394,611	467,840	360,180	546,333	43,227
VAT payable	$ 497,083		120,566			221,448
Capital accruals				4,450,313	$ 31,466,080	$ 5,978,220
Total trade and accounts payable			$ 18,189,493	$ 17,766,575